Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
Note 6:	Premises and Equipment

Major classifications of premises and equipment, stated at cost, were as follows:

		December 31,
	Estimated Useful Lives	2011	2010

Land		$2,503	$2,503
Land improvements	7 to 15 years	120	120
Buildings and improvements	7 to 40 years	4,791	4,787
Furniture, fixtures and equipment	3 to 10 years	4,109	3,748
Construction in progress		88	-
		11,611	11,158
Less accumulated depreciation and amortization		4,107	3,605
Net premises and equipment		$7,504	$7,553